Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)	Net Loss ($)
2025	1,154,436	1,254,676	605,598	689,726	$52.60	3,605,374
2024	1,995,745	1,923,606	655,350	593,882	$58.58	12,318,110
2023	989,558	716,284	423,936	362,534	$52.66	11,859,491

(1)      Reflects the amount reported in the “Total” column of the Summary Compensation Table for Mr. Rosa for each corresponding year.

(2)      Amounts reported reflect CAP for Mr. Rosa, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rosa during the applicable year. The adjustments below were made to Mr. Rosa’s total compensation for each year to determine the CAP for such fiscal year in accordance with the requirements of Item 402(v) of Regulation S-K.

Year	Reported Summary Compensation Table Total for PEO ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for PEO ($)
2025	1,154,436		367,357		467,597		1,254,676
2024	1,995,745		1,245,577		1,173,438		1,923,606
2023	989,558		229,575		(43,699)		716,284

(a)      Amounts reflect the grant date fair value of equity awards as reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.

(b)      The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The amounts deducted or added in calculating the equity award adjustments for Mr. Rosa are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	573,809	(84,384)	(21,828)	467,597
2024	1,067,786	33,277	72,375	1,173,438
2023	116,489	(94,850)	(65,337)	(43,699)

(3)      Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Rosa) for each corresponding year. For the Fiscal Year 2024, the names of each of the other NEOs (excluding Mr. Rosa) included for purposes of calculating the average amounts are Mr. McClurg and Mr. Volker. For the Fiscal Years 2023 and 2022, the names of each of the other NEOs (excluding Mr. Rosa) included for purposes of calculating the average amounts are Mr. McClurg and Mr. Steve Mertens, our Chief Technology Officer.

(4)      Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Rosa), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Rosa) during the applicable year. The adjustments below were made to the average total compensation for the NEOs as a group (excluding Mr. Rosa) for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less	Average Reported Value of Equity Awards ($)	Plus	Average Equity Award Adjustments ($)(a)	Equals	Average CAP for Non-PEO NEOs ($)
2025	605,598		202,046		286,174		689,726
2024	655,350		289,277		227,808		593,882
2023	423,936		78,407		17,006		362,534

(a)      See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Rosa) are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2025	315,595	(15,881)	(13,540)	286,174
2024	216,947	2,907	7,954	227,808
2023	39,784	(13,742)	(9,037)	17,006

PEO Total Compensation Amount	[1]	$ 1,154,436	$ 1,995,745	$ 989,558
PEO Actually Paid Compensation Amount	[2]	$ 1,254,676	1,923,606	716,284
Adjustment To PEO Compensation, Footnote	Amounts reported reflect CAP for Mr. Rosa, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rosa during the applicable year. The adjustments below were made to Mr. Rosa’s total compensation for each year to determine the CAP for such fiscal year in accordance with the requirements of Item 402(v) of Regulation S-K.
Year	Reported Summary Compensation Table Total for PEO ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for PEO ($)
2025	1,154,436		367,357		467,597		1,254,676
2024	1,995,745		1,245,577		1,173,438		1,923,606
2023	989,558		229,575		(43,699)		716,284

(a)      Amounts reflect the grant date fair value of equity awards as reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.

(b)      The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The amounts deducted or added in calculating the equity award adjustments for Mr. Rosa are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	573,809	(84,384)	(21,828)	467,597
2024	1,067,786	33,277	72,375	1,173,438
2023	116,489	(94,850)	(65,337)	(43,699)

Non-PEO NEO Average Total Compensation Amount	[3]	$ 605,598	655,350	423,936
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 689,726	593,882	362,534
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Rosa), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Rosa) during the applicable year. The adjustments below were made to the average total compensation for the NEOs as a group (excluding Mr. Rosa) for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less	Average Reported Value of Equity Awards ($)	Plus	Average Equity Award Adjustments ($)(a)	Equals	Average CAP for Non-PEO NEOs ($)
2025	605,598		202,046		286,174		689,726
2024	655,350		289,277		227,808		593,882
2023	423,936		78,407		17,006		362,534

(a)      See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Rosa) are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2025	315,595	(15,881)	(13,540)	286,174
2024	216,947	2,907	7,954	227,808
2023	39,784	(13,742)	(9,037)	17,006

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount		$ 52.6	58.58	52.66
Net Income (Loss)		$ 3,605,374	12,318,110	11,859,491
PEO Name		Mr. Rosa
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]	$ 367,357	1,245,577	229,575
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	467,597	1,173,438	(43,699)
PEO | Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		573,809	1,067,786	116,489
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(84,384)	33,277	(94,850)
PEO | Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(21,828)	72,375	(65,337)
Non-PEO NEO | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		202,046	289,277	78,407
Non-PEO NEO | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	286,174	227,808	17,006
Non-PEO NEO | Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		315,595	216,947	39,784
Non-PEO NEO | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(15,881)	2,907	(13,742)
Non-PEO NEO | Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (13,540)	$ 7,954	$ (9,037)

[1]	Reflects the amount reported in the “Total” column of the Summary Compensation Table for Mr. Rosa for each corresponding year.
[2]	Amounts reported reflect CAP for Mr. Rosa, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rosa during the applicable year. The adjustments below were made to Mr. Rosa’s total compensation for each year to determine the CAP for such fiscal year in accordance with the requirements of Item 402(v) of Regulation S-K.
Year	Reported Summary Compensation Table Total for PEO ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for PEO ($)
2025	1,154,436		367,357		467,597		1,254,676
2024	1,995,745		1,245,577		1,173,438		1,923,606
2023	989,558		229,575		(43,699)		716,284

(a)      Amounts reflect the grant date fair value of equity awards as reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.

(b)      The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The amounts deducted or added in calculating the equity award adjustments for Mr. Rosa are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	573,809	(84,384)	(21,828)	467,597
2024	1,067,786	33,277	72,375	1,173,438
2023	116,489	(94,850)	(65,337)	(43,699)

[3]	Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Rosa) for each corresponding year. For the Fiscal Year 2024, the names of each of the other NEOs (excluding Mr. Rosa) included for purposes of calculating the average amounts are Mr. McClurg and Mr. Volker. For the Fiscal Years 2023 and 2022, the names of each of the other NEOs (excluding Mr. Rosa) included for purposes of calculating the average amounts are Mr. McClurg and Mr. Steve Mertens, our Chief Technology Officer.
[4]	Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Rosa), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Rosa) during the applicable year. The adjustments below were made to the average total compensation for the NEOs as a group (excluding Mr. Rosa) for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less	Average Reported Value of Equity Awards ($)	Plus	Average Equity Award Adjustments ($)(a)	Equals	Average CAP for Non-PEO NEOs ($)
2025	605,598		202,046		286,174		689,726
2024	655,350		289,277		227,808		593,882
2023	423,936		78,407		17,006		362,534

(a)      See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Rosa) are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2025	315,595	(15,881)	(13,540)	286,174
2024	216,947	2,907	7,954	227,808
2023	39,784	(13,742)	(9,037)	17,006

[5]	Amounts reflect the grant date fair value of equity awards as reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
[6]	The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The amounts deducted or added in calculating the equity award adjustments for Mr. Rosa are as follows:
Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	573,809	(84,384)	(21,828)	467,597
2024	1,067,786	33,277	72,375	1,173,438
2023	116,489	(94,850)	(65,337)	(43,699)

[7]	See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Rosa) are as follows:
Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2025	315,595	(15,881)	(13,540)	286,174
2024	216,947	2,907	7,954	227,808
2023	39,784	(13,742)	(9,037)	17,006